Equity (Q3) (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders' Equity [Abstract]
Schedule of Reverse Recapitalization, Changes in Units
The following table summarizes the changes to AON LLC’s Class A, Class A-1, and Class B Units for the three and nine months ended September 30, 2023, and 2022.

in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class A Units, value
Beginning of Period	$7,725	$7,725	$7,725	$7,725
Issuance of Units	—	—	—	—
Impact of the Reverse Recapitalization	(7,725)	—	(7,725)	—
End of Period	$—	$7,725	$—	$7,725
Class A Units, units
Beginning of Period	19,495,376	19,495,376	19,495,376	19,495,376
Issuance of Units	—	—	—	—
Impact of the Reverse Recapitalization	(19,495,376)	—	(19,495,376)	—
End of Period	—	19,495,376	—	19,495,376
in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class A-1 Units, value
Beginning of Period	$31,040	$28,500	$28,500	$28,500
Issuance of Units	7,185	—	9,725	—
Impact of the Reverse Recapitalization	(38,225)	—	(38,225)	—
End of Period	$—	$28,500	$—	$28,500
Class A-1 Units, units
Beginning of Period	2,281,696	1,842,520	1,842,520	1,842,520
Issuance of Units	718,549		1,157,725
Impact of the Reverse Recapitalization	(3,000,245)		(3,000,245)
End of Period	—	1,842,520	—	1,842,520
in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class B Units, value
Beginning of Period	$80	$90	$80	$80
Equity based compensation	10	5	10	15
Impact of the Reverse Recapitalization	(90)	—	(90)
End of Period	$—	$95	$—	$95
Class B Units, units
Beginning of Period	4,703,628	4,703,628	4,703,628	4,703,628
Units Vested	910,548	—	910,548	—
Impact of the Reverse Recapitalization	(5,614,176)	—	(5,614,176)	—
End of Period	—	4,703,628	—	4,703,628